UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 373-4240
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

Principal
Amount		Value

MUNICIPAL SECURITIES# (4.6%):
$10,940,000	Idaho Housing & Finance Association, Series C, Class 1, 0.20%, 7/01/38†	$10,940,000
20,000,000	Michigan State Housing Development Authority, Series B, 0.20%, 6/01/38†	20,000,000
9,985,000	Utah Housing Corp., Series A-1, Class I, 0.20%, 1/01/34†	9,985,000
11,120,000	Utah Housing Corp., Series G-2, Class I, 0.20%, 1/01/34†	11,120,000

		52,045,000

TOTAL MUNICIPAL SECURITIES
(Cost $52,045,000)		52,045,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (64.6%):
	Federal Farm Credit Bank (8.0%):
12,950,000	0.34%, 3/03/10†	12,950,353
1,000,000	0.875%, 4/01/10	1,000,991
25,000,000	0.191%, 5/04/10†	25,002,973
25,000,000	0.47%, 6/17/10†	25,022,699
2,000,000	0.151%, 6/22/10†	1,999,374
25,000,000	0.18%, 10/22/10†	24,998,902

		90,975,292

	Federal Home Loan Bank (16.2%):
3,000,000	1.02%, 2/26/10	3,001,661
5,000,000	2.375%, 3/12/10	5,012,101
10,000,000	2.375%, 4/30/10	10,052,755
17,060,000	4.875%, 5/14/10	17,280,510
9,000,000	0.50%, 6/01/10	9,005,819
5,000,000	0.55%, 6/04/10	5,005,507
9,550,000	0.55%, 6/04/10	9,560,033
3,500,000	3.00%, 6/11/10	3,531,755
32,000,000	4.25%, 6/11/10	32,453,074
3,500,000	4.61%, 6/15/10	3,553,227
4,000,000	1.25%, 6/16/10	4,014,444
12,000,000	2.75%, 6/18/10	12,110,687
1,000,000	4.55%, 6/22/10	1,015,948
5,000,000	0.60%, 6/25/10	5,003,869
7,000,000	1.12%, 6/30/10	7,024,493
6,100,000	0.099%, 7/09/10†	6,098,907
12,500,000	0.151%, 7/13/10†	12,500,199
3,000,000	0.179%, 7/27/10†	3,000,659
5,000,000	0.18%, 11/17/10†	5,000,000
20,000,000	0.143%, 11/18/10†	20,000,000
10,000,000	0.161%, 11/26/10†	10,000,000

		184,225,648

	Federal Home Loan Bank, Discount Notes (2.9%):
3,500,000	0.05%, 3/11/10††	3,499,815
4,000,000	0.23%, 3/12/10††	3,999,003
8,000,000	0.155%, 5/12/10††	7,996,556
6,000,000	0.35%, 6/11/10††	5,992,417
12,000,000	0.19%, 7/07/10††	11,990,120

		33,477,911

	Federal Home Loan Mortgage Corp. (4.9%):
10,000,000	0.135%, 2/09/10†	10,000,000
5,000,000	4.875%, 2/09/10	5,004,887
5,000,000	3.125%, 2/12/10	5,004,302
2,581,000	7.00%, 3/15/10	2,601,766
7,217,000	0.151%, 7/12/10†	7,217,345
1,500,000	3.75%, 7/30/10	1,524,278
10,000,000	0.226%, 9/10/10†	10,004,699
10,000,000	0.219%, 9/24/10†	10,004,906
4,000,000	3.00%, 2/04/14	4,000,783

		55,362,966

	Federal Home Loan Mortgage Corp., Discount Notes (18.1%):
5,000,000	0.265%, 2/01/10††	5,000,000
7,000,000	0.34%, 2/02/10††	6,999,934
6,500,000	0.22%, 2/12/10††	6,499,563
10,000,000	0.24%, 2/22/10††	9,998,550
7,500,000	0.26%, 2/22/10††	7,498,913
5,000,000	0.235%, 3/08/10††	4,998,858
5,000,000	0.27%, 4/15/10††	4,997,262
15,000,000	0.19%, 4/19/10††	14,993,904
15,000,000	0.145%, 5/10/10††	14,993,440
8,000,000	0.19%, 5/10/10††	7,996,501
15,000,000	0.18%, 5/11/10††	14,992,575
8,000,000	0.19%, 5/25/10††	7,994,987
12,000,000	0.20%, 5/25/10††	11,992,481
7,000,000	0.21%, 5/25/10††	6,995,614
8,000,000	0.21%, 5/26/10††	7,994,680
15,000,000	0.18%, 6/07/10††	14,990,317
12,000,000	0.19%, 6/07/10††	11,992,253
9,000,000	0.165%, 7/06/10††	8,992,617
7,000,000	0.19%, 7/06/10††	6,994,257
12,000,000	0.21%, 7/06/10††	11,990,156
17,000,000	0.17%, 7/19/10††	16,986,513

		205,893,375

	Federal National Mortgage Association (4.5%):
6,065,000	0.218%, 2/12/10†	6,065,206
1,342,000	3.875%, 2/15/10	1,343,861
10,000,000	2.375%, 5/20/10	10,064,966
2,500,000	4.625%, 6/16/10	2,538,258
4,000,000	4.375%, 6/21/10	4,059,957
14,300,000	0.141%, 7/13/10†	14,299,294
13,042,000	0.228%, 8/05/10†	13,045,493

		51,417,035

	Federal National Mortgage Association, Discount Notes (10.0%):
9,000,000	0.40%, 2/01/10††	9,000,000
10,000,000	0.265%, 2/17/10††	9,998,800
5,000,000	0.37%, 2/22/10††	4,998,921
8,000,000	0.20%, 2/23/10††	7,999,022
2,000,000	0.05%, 3/17/10††	1,999,878
15,000,000	0.18%, 5/05/10††	14,992,958
8,000,000	0.185%, 5/05/10††	7,996,244
7,000,000	0.155%, 5/12/10††	6,996,986
20,000,000	0.18%, 5/24/10††	19,988,800
15,000,000	0.185%, 5/25/10††	14,991,290
9,000,000	0.165%, 7/21/10††	8,992,754
5,200,000	0.18%, 7/21/10††	5,195,813

		113,151,466

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $734,503,693)		734,503,693

U.S. GOVERNMENT TREASURY OBLIGATION (1.3%):
	U.S. Treasury Note (1.3%):
15,000,000	2.875%, 6/30/10	15,160,175

TOTAL U.S. GOVERNMENT TREASURY OBLIGATION
(Cost $15,160,175)		15,160,175

REPURCHASE AGREEMENTS (29.4%):
169,445,000	Bank of America Tri-Party Repurchase Agreement, 0.10%, dated 1/29/10, due 2/01/10 in the amount of $169,446,412, collateralized by U.S. Government Agency securities (Federal National Mortgage Association, 4.375%, 10/15/15; Federal National Mortgage Association, 0%, 11/15/30) with a value including accrued interest of $172,834,212		169,445,000
50,000,000	Barclays Capital Tri-Party Repurchase Agreement, 0.08%, dated 1/29/10, due 2/01/10 in the amount of $50,000,333, collateralized by U.S. Government Treasury security (U.S. Treasury Note, 4.125%, 5/15/15) with a value including accrued interest of $51,000,106		50,000,000
115,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.09%, dated 1/29/10, due 2/01/10 in the amount of $115,000,863, collateralized by U.S. Government Agency securities (Federal Home Loan Mortgage Corp., 1.125%-5.50%, 10/25/10-3/15/31) with a value including accrued interest of $117,303,281		115,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $334,445,000)			334,445,000

OTHER SHORT-TERM INVESTMENT (0.0%):
730	The Bank of New York Mellon Cash Sweep		730

TOTAL OTHER SHORT-TERM INVESTMENT
(Cost $730)			730

TOTAL INVESTMENTS
(Cost $1,136,154,598)(a)		99.9%	1,136,154,598
Other assets in excess of liabilities		0.1%	768,454

NET ASSETS		100.0%	$1,136,923,052

Percentages indicated are based on net assets of $1,136,923,052.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

#	Variable Rate Demand Obligations (VRDOs) are subject to optional or mandatory tender for purchase. These VRDOs subject to optional or mandatory tender for purchase and not remarketed by the remarketing agent will be purchased, subject to certain conditions precedent, by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation pursuant to a standby irrevocable temporary credit and liquidity facility relating to these VRDOs.

†	Variable rate security. The rate presented is the rate in effect at January 31, 2010.

††	The rate presented is the effective yield at purchase.
See Notes to Portfolio of Investments.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$52,045,000	$—
U.S. Government Agency Obligations	—	734,503,693	—
U.S. Government Treasury Obligation	—	15,160,175	—
Repurchase Agreements	—	334,445,000	—
Other Short-Term Investment	730	—	—

	730	1,136,153,868	—
Other Financial Instruments*	—	—	—

Total	$730	$1,136,153,868	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of October 31, 2009 and January 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
January 31, 2010
     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PRODECURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	March 26, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date	March 26, 2010

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	March 26, 2010